Note 17 - Cash and Cash Equivalents (Details Textual) - Term loans, CABS Bank, two [member] - Short-term borrowings [member] $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Statement Line Items [Line Items]
Borrowings, term (Year)	3 years
Repayments of borrowings, classified as financing activities	$ 2